Deferred taxation - Recognised and unrecognised amounts in deferred tax assets (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Recognised deferred tax assets	$ 2,766	$ 3,375
Unrecognised deferred tax assets	5,084	3,649
France
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Recognised deferred tax assets	0	0
Unrecognised deferred tax assets	1,204	1,222
Canada
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Recognised deferred tax assets	457	545
Unrecognised deferred tax assets	580	538
US
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Recognised deferred tax assets	115	851
Unrecognised deferred tax assets	847	67
Australia
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Recognised deferred tax assets	722	787
Unrecognised deferred tax assets	533	506
Mongolia
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Recognised deferred tax assets	1,213	954
Unrecognised deferred tax assets	257	406
Other
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Recognised deferred tax assets	259	238
Unrecognised deferred tax assets	1,663	910
Tax losses | Mongolia
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Recognised deferred tax assets	$ 73	108
Deferred tax loss recovery period	8 years
Realised or unrealised capital losses
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Recognised deferred tax assets	$ 473	356
Unrecognised deferred tax assets	$ 1,490	$ 705
Deferred tax loss recovery period	1 year